AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Principal Amount	General Obligation Bonds (39.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.5%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,249,970

	Metropolitan District (2.9%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,881,658

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,209,310

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,743,651

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,049,203

	Total Metropolitan District		7,883,822

	School Districts (35.1%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,544,530
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,216,880
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,766,442
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,318,740
3,150,000	5.000%, 12/15/32	Aa2/AA/NR	3,835,724

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,081,900
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,243,900

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,226,710

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,145,968
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,223,360
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,183,390
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,278,795
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,691,099
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,440,766

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,768,284

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,223,800

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,370,200

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,472,640

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,232,450

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,765,875

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,157,530
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,464,320

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,363,640
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,700,880

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
1,000,000	5.000%, 12/15/31	Aa1/NR/AA+	1,277,310

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,340,937
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,229,210

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,552,660

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,067,866
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,774,146
1,250,000	5.000%, 12/15/31	Aa2/NR/NR	1,529,975

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,934,080

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,785,099
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,921,770
2,600,000	5.000%, 12/15/31	Aa2/AA/NR	3,321,006

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,183,390

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,208,170
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,281,180
800,000	5.000%, 12/15/30	Aa2/NR/NR	1,024,944

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,634,865

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,444,510

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,245,164

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,103,460
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,467,580

	Total School Districts		94,045,145

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,349,360

	Total General Obligation Bonds		104,528,297

	Revenue Bonds (46.2%)

	Airport (1.7%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,487,083

	City & County (1.2%)

	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,807,200

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,289,040

	Total City & County		3,096,240

	Electric (2.9%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	1,204,440
295,000	4.750%, 11/15/27	Aa2/AA+/NR	295,823

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA+/AA	856,042
840,000	4.000%, 11/15/27	Aa2/AA+/AA	859,160

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,889,120

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement Series 2019A
1,310,000	5.000%, 11/01/30	NR/A+/NR	1,674,586

	Total Electric		7,779,171

	Higher Education (14.1%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	957,870

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	913,952
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,157,940

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,224,160

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,285,180

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Araphoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,233,940

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30	Aa3/NR/NR	1,430,435
1,710,000	5.000%, 11/01/32	Aa3/NR/NR	2,186,013
835,000	5.000%, 11/01/33	Aa3/NR/NR	1,065,485

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,447,160
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,561,188
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,619,288

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,105,276
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,429,094

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,558,560

	University of Colorado Enterprise System, Series 2019B
1,000,000	5.000%, 06/01/32	Aa1/NR/AA+	1,278,410
1,000,000	5.000%, 06/01/33	Aa1/NR/AA+	1,274,500

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,158,590

	Total Higher Education		37,887,041

	Hospital (0.5%)

	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/A+	1,266,000

	Lease (10.4%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,356,374

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,923,990

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,290,755
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,052,150

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,490,220

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,084,581

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,294,678

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,837,764

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,655,876

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,195,530

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	3,030,550

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,257,420

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	858,900

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,520,493

	Total Lease		27,849,281

	Sales Tax (4.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,405,195

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,242,420

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,108,319

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,259,661

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,192,240

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,021,258

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,339,900

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,175,369

	Total Sales Tax		11,744,362

	Transportation (2.4%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/AA-/AA-	2,369,020

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project Series 2013A
3,000,000	5.000%, 11/01/32	Aa2/AA+/AA	4,085,460

	Total Transportation		6,454,480

	Water & Sewer (8.6%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,561,837
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,201,183

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,083,013
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,718,377

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,633,967

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,119,990

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,056,560

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,072,513

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,089,273

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,583,738

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,089,330

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,173,974

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,723,635

	Total Water & Sewer		23,107,390

	Total Revenue Bonds		123,671,048

	Pre-Refunded Bonds (13.5%)††

	Pre-Refunded General Obligation Bonds (1.3%)

	School Districts (1.3%)

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,476,752

	Pre-Refunded Revenue Bonds (12.2%)

	Electric (0.6%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	169,128
160,000	4.000%, 11/15/27	NR/NR/NR*	164,003

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,178,243

	Total Electric		1,511,374

	Higher Education (6.5%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	784,485
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,676,643

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,494,097

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,480,299

	University of Colorado Enterprise System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,103,660

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,700,546

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	2,963,398
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	3,100,495

	Western State College, Colorado Institutional Enterprise, Series A
1,160,000	5.000%, 05/15/24 SHEIP Insured	Aa2/AA/NR	1,176,658

	Total Higher Education		17,480,281

	Hospital (1.1%)

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,000,000

	Lease (3.3%)

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa2/NR/NR	2,062,580

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,114,510

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,710,149

	Total Lease		8,887,239

	Miscellaneous Revenue (0.7%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,848,938

	Total Pre-Refunded Revenue Bonds		32,727,832

	Total Pre-Refunded Bonds		36,204,584

	Total Municipal Bonds (cost $252,826,449)		264,403,929

Shares	Short-Term Investment (1.0%)
2,699,624	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $2,699,624)	Aaa-mf/AAAm/NR	2,699,624

	Total Investments (cost $255,526,073-note b)	99.7%	267,103,553
	Other assets less liabilities	0.3	909,516
	Net Assets	100.0%	$268,013,069

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch	2.1%
	Prerefunded bonds ††	13.7
	Aa of Moody's or AA of S&P or Fitch	76.3
	A of Moody's or S&P or Fitch	7.9
		100.0%

PORTFOLIO ABBREVIATIONS
AGMC -	Assured Guaranty Municipal Corp.
BAMAC -	Build America Mutual Assurance Company
BEST -	Building Excellent Schools Today
COP -	Certificates of Participation
NPFG -	National Public Finance Guarantee
NR -	Not Rated
SHEIP -	State Higher Education Intercept Program

*

Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $255,499,154 amounted to $11,604,399, which consisted of aggregate gross unrealized appreciation of $11,637,753 and aggregate gross unrealized depreciation of $33,354.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,699,624
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	264,403,929
Level 3 – Significant Unobservable Inputs	—
Total	$267,103,553
+ See schedule of investments for a detailed listing of securities.